LONG-TERM LOANS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 12:-	LONG-TERM LOANS
  Long-term loans are comprised as follows:
	Interest rate		December 31,
	2010	2011	2010	2011

In Japanese Yen	1.72%	3.99%	$11	$13
Less - current maturities			(9)	(4)

			$2	$9